Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses
7.	ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Compensation and other employee related costs	$8,715	$6,216
Contributions withheld for Employee Stock Purchase Plan	976	—
Royalties	1,184	909
Clinical and regulatory costs	327	338
Government grants	974	933
Rent	1,893	1,250
Other	2,255	1,113

	$16,324	$10,759